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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10529
                                    --------------------------------------------

                                  The GKM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      11150 Santa Monica Boulevard, Suite 850 Los Angeles, California 23226
--------------------------------------------------------------------------------
               (Address of principal executive offices)             (Zip code)

                                 Timothy J. Wahl

 GKM Advisers, LLC 11150 Santa Monica Boulevard, Suite 850 Los Angeles, CA 23226
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 268-2605
                                                     ---------------------------

Date of fiscal year end:         July 31, 2007
                          ------------------------------------

Date of reporting period:       April 30, 2007
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


                                 THE GKM FUNDS

                            PORTFOLIO OF INVESTMENTS

                                   04/30/2007

THE GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
===================================================================================================================================
     SHARES          COMMON STOCKS -  99.7%                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                     BEVERAGES - 1.6%
          7,000      Coca-Cola Company (The)                                                                    $           365,330
          4,000      Fomento Economico Mexicano, S.A.B de C.V. - ADR                                                        430,760
                                                                                                                -------------------
                                                                                                                            796,090
                                                                                                                -------------------
                     BIOTECHNOLOGY - 2.5%
          5,300      Amgen, Inc.*                                                                                           339,942
         27,400      deCODE genetics, Inc.*                                                                                 102,476
          4,900      Genentech, Inc.*                                                                                       391,951
          6,000      Genzyme Corporation*                                                                                   391,860
                                                                                                                -------------------
                                                                                                                          1,226,229
                                                                                                                -------------------
                     CHEMICALS - 2.2%
         12,700      Ecolab, Inc.                                                                                           545,973
         12,600      Sigma-Aldrich Corporation                                                                              530,208
                                                                                                                -------------------
                                                                                                                          1,076,181
                                                                                                                -------------------
                     COMMERCIAL SERVICES - 3.6%
         17,900      Accenture Ltd. - Class A                                                                               699,890
         12,700      Manpower, Inc.                                                                                       1,019,175
                                                                                                                -------------------
                                                                                                                          1,719,065
                                                                                                                -------------------
                     COMPUTERS - 5.2%
          9,500      Affiliated Computer Services, Inc. - Class A*                                                          569,145
         45,000      EMC Corporation*                                                                                       683,100
         12,000      Hewlett-Packard Company                                                                                505,680
          7,400      International Business Machines Corporation                                                            756,354
                                                                                                                -------------------
                                                                                                                          2,514,279
                                                                                                                -------------------
                     COSMETICS/PERSONAL CARE - 0.4%
          8,200      Alberto-Culver Company                                                                                 199,178
                                                                                                                -------------------

                     DISTRIBUTION/WHOLESALE - 1.2%
          7,300      Grainger (W.W.), Inc.                                                                                  603,126
                                                                                                                -------------------

                     DIVERSIFIED FINANCIAL SERVICES - 2.4%
          5,300      Bear Stearns Companies, Inc. (The)                                                                     825,210
          4,400      Lehman Brothers Holdings, Inc.                                                                         331,232
                                                                                                                -------------------
                                                                                                                          1,156,442
                                                                                                                -------------------
                     ELECTRONICS - 8.9%
         13,600      Agilent Technologies, Inc.*                                                                            467,432
          9,500      Dionex Corporation*                                                                                    655,500
         40,000      Flextronics International Ltd.*                                                                        446,000
         20,800      Garmin Ltd.                                                                                          1,210,352
         24,800      LoJack Corporation*                                                                                    456,320
         37,800      Trimble Navigation Ltd.*                                                                             1,084,104
                                                                                                                -------------------
                                                                                                                          4,319,708
                                                                                                                -------------------
                     ENVIRONMENTAL CONTROL - 1.1%
         14,700      Waste Management, Inc.                                                                                 549,927
                                                                                                                -------------------

THE GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
===================================================================================================================================
     SHARES          COMMON STOCKS -  99.7% (Continued)                                                                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                     FOOD - 1.3%
         10,500      Sysco Corporation                                                                          $           343,770
          6,400      Whole Foods Market, Inc.                                                                               299,456
                                                                                                                -------------------
                                                                                                                            643,226
                                                                                                                -------------------
                     HEALTH CARE PRODUCTS - 7.1%
          4,000      Alcon, Inc.                                                                                            539,720
         11,000      Baxter International, Inc.                                                                             622,930
         12,700      Henry Schein, Inc.*                                                                                    662,051
         21,000      Medtronic, Inc.                                                                                      1,111,530
          7,500      Stryker Corporation                                                                                    487,050
                                                                                                                -------------------
                                                                                                                          3,423,281
                                                                                                                -------------------
                     HEALTH CARE SERVICES - 2.4%
         11,400      Covance, Inc.*                                                                                         689,700
          8,800      UnitedHealth Group, Inc.                                                                               466,928
                                                                                                                -------------------
                                                                                                                          1,156,628
                                                                                                                -------------------
                     HOME FURNISHINGS - 2.2%
          8,600      Harman International Industries, Inc.                                                                1,048,254
                                                                                                                -------------------

                     HOUSEHOLD PRODUCTS - 2.2%
         23,600      Scotts Miracle-Gro Company (The) - Class A                                                           1,061,292
                                                                                                                -------------------

                     INTERNET - 4.2%
          3,600      Google, Inc. - Class A*                                                                              1,696,968
         16,000      RADVISION Ltd.*                                                                                        353,760
                                                                                                                -------------------
                                                                                                                          2,050,728
                                                                                                                -------------------
                     IRON/STEEL - 1.2%
          9,000      Nucor Corporation                                                                                      571,140
                                                                                                                -------------------

                     LODGING - 2.4%
         12,000      Boyd Gaming Corporation                                                                                546,000
          7,200      Harrah's Entertainment, Inc.                                                                           614,160
                                                                                                                -------------------
                                                                                                                          1,160,160
                                                                                                                -------------------
                     MACHINERY - CONSTRUCTION & MINING - 0.3%
          2,000      Caterpillar, Inc.                                                                                      145,240
                                                                                                                -------------------

                     MEDIA - 4.8%
         20,250      Comcast Corporation - Class A*                                                                         539,865
         10,300      McGraw-Hill Companies, Inc. (The)                                                                      674,959
         10,500      Meredith Corporation                                                                                   608,160
         15,000      Walt Disney Company (The)                                                                              524,700
                                                                                                                -------------------
                                                                                                                          2,347,684
                                                                                                                -------------------

THE GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
===================================================================================================================================
     SHARES          COMMON STOCKS -  99.7% (Continued)                                                                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                     MISCELLANEOUS MANUFACTURING - 4.4%
          7,300      3M Company                                                                                 $           604,221
          5,000      Danaher Corporation                                                                                    355,950
         10,800      General Electric Company                                                                               398,088
         18,100      Pall Corporation                                                                                       759,295
                                                                                                                -------------------
                                                                                                                          2,117,554
                                                                                                                -------------------
                     OFFICE/BUSINESS EQUIPMENT - 1.2%
         11,700      Pitney Bowes, Inc.                                                                                     561,600
                                                                                                                -------------------

                     PHARMACEUTICALS - 10.9%
         14,000      Abbott Laboratories                                                                                    792,680
         26,000      Eli Lilly & Company                                                                                  1,537,380
          7,000      Merck & Company, Inc.                                                                                  360,080
         13,000      Novartis AG - ADR                                                                                      755,170
         30,000      Pfizer, Inc.                                                                                           793,800
         12,600      Teva Pharmaceutical Industries Ltd. - ADR                                                              482,706
         10,000      Wyeth                                                                                                  555,000
                                                                                                                -------------------
                                                                                                                          5,276,816
                                                                                                                -------------------
                     RETAIL - 3.6%
         13,700      Bed Bath & Beyond, Inc.*                                                                               558,138
         17,250      Men's Wearhouse, Inc. (The)                                                                            746,408
         13,700      PetSmart, Inc.                                                                                         454,703
                                                                                                                --------------------
                                                                                                                          1,759,249
                                                                                                                --------------------
                     SEMICONDUCTORS - 2.7%
         39,000      Applied Materials, Inc.                                                                                749,580
         13,700      Intel Corporation                                                                                      294,550
          7,400      Texas Instruments, Inc.                                                                                254,338
                                                                                                                -------------------
                                                                                                                          1,298,468
                                                                                                                -------------------
                     SOFTWARE - 11.0%
         19,000      Adobe Systems, Inc.*                                                                                   789,640
         21,200      Citrix Systems, Inc.*                                                                                  691,120
         36,000      Intuit, Inc.*                                                                                        1,024,200
         40,000      Microsoft Corporation                                                                                1,197,600
         60,000      Oracle Corporation*                                                                                  1,128,000
         10,500      SAP AG - Sponsored ADR                                                                                 504,000
                                                                                                                -------------------
                                                                                                                          5,334,560
                                                                                                                -------------------
                     TELECOMMUNICATIONS - 7.5%
         14,700      Amdocs Ltd.*                                                                                           540,225
         31,000      Cisco Systems, Inc.*                                                                                   828,940
         21,100      Corning, Inc.*                                                                                         500,492
         37,200      Nokia Corporation - ADR                                                                                939,300
         13,700      QUALCOMM, Inc.                                                                                         600,060
         19,500      Tellabs, Inc.*                                                                                         207,090
                                                                                                                -------------------
                                                                                                                          3,616,107
                                                                                                                -------------------

THE GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
===================================================================================================================================
     SHARES          COMMON STOCKS -  99.7% (Continued)                                                                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                     TRANSPORTATION - 1.2%
          5,300      FedEx Corporation                                                                          $           558,832
                                                                                                                -------------------

                     TOTAL COMMON STOCKS (Cost $34,179,189)                                                     $        48,291,044
                                                                                                                -------------------

===================================================================================================================================
     SHARES          MONEY MARKET FUNDS - 1.0%                                                                         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        462,770      First American Treasury Obligations Fund - Class Y (Cost $462,770)                         $           462,770
                                                                                                                -------------------

                     TOTAL INVESTMENTS AT VALUE - 100.7% (Cost $34,641,959)                                     $        48,753,814

                     LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7%)                                                        (339,993)
                                                                                                                -------------------

                     NET ASSETS - 100.0%                                                                        $        48,413,821
                                                                                                                ===================

*     Non-income producing security
ADR - American Depositary Receipt

See accompanying notes to portfolio of investments.

THE GKM FUNDS
GKM GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

      Equity securities of the GKM Growth Fund generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when GKM Advisers, LLC (the "Adviser") believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of The GKM Funds.

2.    SECURITY TRANSACTIONS

      Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

      The following is computed on a tax basis for each item as of April 30, 2007:

      Cost of portfolio investments                          $ 34,641,959
                                                             ============

      Gross unrealized appreciation                          $ 14,683,092
      Gross unrealized depreciation                              (571,237)
                                                             ------------

      Net unrealized appreciation                            $ 14,111,855
                                                             ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The GKM Funds
             --------------------------------------------------------------

By (Signature and Title)*           /s/ Timothy J. Wahl
                           ------------------------------------------------
                                   Timothy J. Wahl, President

Date          June 1, 2007
      -----------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ Timothy J. Wahl
                           ------------------------------------------------
                                   Timothy J. Wahl, President

Date          June 1, 2007
      -----------------------------------------------

By (Signature and Title)*          /s/ Mark J. Seger
                           ------------------------------------------------
                                   Mark J. Seger, Treasurer

Date          June 1, 2007
      -----------------------------------------------

* Print the name and title of each signing officer under his or her signature.